Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic Earnings per Share

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	576,652,618	1,077,159,077	1,087,299,743	1,994,976,030	290,157,229	496,340,183	72,189,686
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Denominator used for basic earnings per share	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Earnings per share – basic	7.27	17.13	17.13	7.82	1.14	7.82	1.14

Computation of Diluted Earnings per Share

The following table sets forth the computation of diluted earnings per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Allocation of net income attributable to Qudian Inc. for diluted computation	576,652,618	1,714,215,136	450,243,684	2,000,018,251	290,890,590	491,297,962	71,456,325
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	—	450,243,684	—	491,297,962	71,456,325	—	—
Class B to Class A shares
Allocation of net income attributable to Qudian Inc	576,652,618	2,164,458,820	450,243,684	2,491,316,213	362,346,915	491,297,962	71,456,325
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding– basic	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Dilutive effect of preferred shares	222.46	177.36	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	2.01	1.47	—	3.28	3.28	—	—
Denominator used for diluted earnings per share	303.78	305.22	63.49	321.96	321.96	63.49	63.49
Earnings per share – diluted	1.90	7.09	7.09	7.74	1.13	7.74	1.13

Computation of Basic and Diluted Earnings per Share

15. Earnings per share - continued

The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – ADS:
Denominator used for earnings per
ADS – basic		41.44		113.82	113.82
Denominator used for earnings per
ADS – diluted		41.44		114.99	114.99
Earnings per ADS – basic		17.13		7.82	1.14
Earnings per ADS – diluted		7.09		7.74	1.13